Note 4 - Goodwill, Intangible and Long-lived Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-lived, Gross Carrying Amount	$ 2,480	$ 2,480
Finite-lived, Accumulated Amortization	2,115	1,886
Net Carrying Amount	365	594
Intangible Assets, Gross Carrying Amount	2,990	2,990
Net Carrying Amount	875	1,104
Trademarks [Member]
Indefinite-lived, Gross Carrying Amount	510	510
Customer Relationships [Member]
Finite-lived, Gross Carrying Amount	1,480	1,480
Finite-lived, Accumulated Amortization	1,328	1,166
Net Carrying Amount	152	314
Patented Technology [Member]
Finite-lived, Gross Carrying Amount	590	590
Finite-lived, Accumulated Amortization	424	386
Net Carrying Amount	166	204
Computer Software, Intangible Asset [Member]
Finite-lived, Gross Carrying Amount	270	270
Finite-lived, Accumulated Amortization	223	196
Net Carrying Amount	47	74
Trade Names [Member]
Finite-lived, Gross Carrying Amount	140	140
Finite-lived, Accumulated Amortization	140	138
Net Carrying Amount	$ 0	$ 2